Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation and amortization expense related to property and equipment	$ 2.2	$ 1.4	$ 7.5	$ 5.6